ACCOUNTS PAYABLE AND ACCRUED LIABILITIES	12 Months Ended
Dec. 31, 2024
Notes and other explanatory information [abstract]
ACCOUNTS PAYABLE AND ACCRUED LIABILITIES

6.	ACCOUNTS PAYABLE AND ACCRUED LIABILITIES

	December 31, 2024	December 31, 2023
Trade payables	$31,189	$15,184
Accrued liabilities	35,172	61,362
	$66,361	$76,546

During the year ended December 31, 2024, the Company settled accounts payable of $nil and recognized a gain of $nil (December 31, 2023 – gain of $53,371 and December 31, 2022 - $nil ).